Stock-Based Compensation - Schedule Of Fair Value Of the Employee Stock Options Calculated Using Black scholes Option Pricing Models based on Valuation Assumptions (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 29 days	6 years 29 days	6 years 29 days
Risk-free interest rate		0.37%
Risk-free interest rate, minimum	0.85%		0.64%	0.26%	0.40%	1.60%
Risk-free interest rate, maximum	0.98%		1.13%	0.94%	0.90%	2.50%
Expected volatility		64.43%
Expected volatility, minimum	69.28%		67.99%	61.76%	61.80%	61.80%
Expected volatility, maximum	69.31%		69.33%	68.43%	67.50%	62.70%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				2 years 6 months	5 years	6 years 1 month 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				6 years 29 days	6 years 1 month 6 days	6 years 1 month 6 days